Investments in subsidiary undertakings, joint ventures and associates - Ownership percentage (Details)	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2016
Aberdeen Cash Creation Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	27.94%
Aberdeen Standard Global Opportunities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	23.95%
Aberdeen Standard Singapore Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	46.46%
Abrdn SICAV I - Diversified Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	70.25%
AC Financial Partners Limited Partnership
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Alternatives North America, Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Amundi EUR Corporate Bond
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.31%
ARDIAN Prudential PE Sub-Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
ATRAM - PRUINVEST PHP Balanced Allocation Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ATRAM - PRUINVEST PHP Dynamic Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ATRAM - PRUINVEST PHP Liquid Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.72%
ATRAM - PRUINVEST USD Intermediate Term Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.92%
ATRAM - PRUINVEST USD Liquid Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ATRAM Developed Markets Multi-asset Fund of Funds
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.73%
ATRAM Philippine Equity Index Tracker Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.66%
ATRAM USD Asian High Yield Bond Feeder Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.68%
BOCHK Aggressive Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	42.77%
BOCHK Balanced Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.50%
BOCHK China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	53.93%
BOCHK Conservative Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	43.37%
BOCHK US Dollar Money Market Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.72%
BOCI-Prudential Asset Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
BOCI-Prudential Trustee Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
BSP Debt Fund V Unlevered (Non US) L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	68.40%
Cathay High Yield ex China Cash pay 1-5 Year 2% Issuer Capped ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	47.67%
CITIC-Prudential Fund Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
CITIC-Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
CT (Lux) Global Emerging Market Equities
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	88.17%
Eastspring Al-Wara' Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Asia Pacific High Yield Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.49%
Eastspring Asset Management (Thailand) Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	59.50%
Eastspring Asset Management Korea Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Global Private Credit Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Investment Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Asia ESG Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.63%
Eastspring Investments - Asia Opportunities Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	96.44%
Eastspring Investments - Asia Pacific Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.97%
Eastspring Investments - Asian Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.81%
Eastspring Investments - Asian Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	91.42%
Eastspring Investments - Asian Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.07%
Eastspring Investments - Asian Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	88.84%
Eastspring Investments - Asian High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	66.61%
Eastspring Investments - Asian Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	80.46%
EastSpring Investments - Asian Local Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.09%
Eastspring Investments - Asian Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	86.15%
Eastspring Investments - Asian Multi Factor Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.77%
Eastspring Investments - China A Shares Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	89.63%
Eastspring Investments - China Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.84%
Eastspring Investments - Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.24%
Eastspring Investments - European Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Global Emerging Markets Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.21%
Eastspring Investments - Global Emerging Markets Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.66%
Eastspring Investments - Global Emerging Markets ex-China Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.57%
Eastspring Investments - Global Emerging Markets Fundamental Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.84%
Eastspring Investments - Global Emerging Markets Total Return Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	34.75%
Eastspring Investments - Global Equity Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	91.70%
Eastspring Investments - Global Growth Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	46.05%
Eastspring Investments - Global Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.32%
Eastspring Investments - Global Market Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.51%
Eastspring Investments - Global Multi Asset Balanced Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Global Multi Asset Conservative Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Global Multi Asset Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Global Multi Asset Income Plus Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Global Multi Factor Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.04%
Eastspring Investments - Global Technology Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	80.73%
Eastspring Investments - Greater China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.05%
Eastspring Investments - India Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	23.60%
Eastspring Investments - Japan Sustainable Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	86.10%
Eastspring Investments - Pan European Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.02%
Eastspring Investments - US Corporate Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	79.61%
Eastspring Investments - US High Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.54%
Eastspring Investments - US High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	52.47%
Eastspring Investments - US Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.07%
Eastspring Investments - World Value Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	91.42%
Eastspring Investments (Hong Kong) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Luxembourg) S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Singapore) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Asia Pacific ex-Japan Target Return Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	82.82%
Eastspring Investments Asian High Yield Bond MY Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	77.10%
Eastspring Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Dana Dinamik
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.53%
Eastspring Investments Dinasti Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	37.40%
Eastspring Investments Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.52%
Eastspring Investments Fund Management Limited Liability Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Funds - Monthly Income Plan
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	43.54%
Eastspring Investments Global Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.82%
Eastspring Investments Global Oncology Securities Baby Investment Trust (USD)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.71%
Eastspring Investments Group Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.80%
Eastspring Investments Incorporated
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Consumer Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Government Bond Fund QII
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Investments India Infrastructure Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Islamic Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	39.99%
Eastspring Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Services Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS - Alternative Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Unit Trusts - Asian Balanced Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.91%
Eastspring Investments Unit Trusts - Dragon Peacock Fund ID
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.81%
Eastspring Investments Unit Trusts - Global Technology Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	89.56%
Eastspring Investments Unit Trusts - Pan European Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	53.05%
Eastspring Investments Unit Trusts - Singapore ASEAN Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.89%
Eastspring Investments Unit Trusts - Singapore Select Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	66.19%
Eastspring Investments Vietnam ESG Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.94%
Eastspring Investments Vietnam Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	76.61%
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Private Equity Fund 2
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Securities Investment Trust Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.54%
Eastspring Singapore Alternatives VCC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Syariah Equity Islamic Asia Pacific USD Kelas B
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	89.56%
Eastspring Syariah Fixed Income USD Kelas A
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	53.49%
First Sentier Global Property Securities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.11%
FSITC Global Trends Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	47.66%
FSSA China Focus Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.07%
Fubon 1-5 Years US High Yield Bond Ex China
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.52%
Fuh Hwa 1-5 Yr High Yield ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.82%
Furnival Insurance Company PCC Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
GS Twenty Two Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
HSBC Senior Global Infrastructure Debt Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ICICI Prudential Asset Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
ICICI Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.97%
ICICI Prudential Pension Funds Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.97%
ICICI Prudential Trust Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
India Innovation High Growth EQ QII
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Invesco Select 6 Year Maturity Global Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.15%
iShares Core MSCI Asia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	39.16%
iShares MSCI Asia ex Japan Climate Action ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.40%
iShares MSCI Europe ESG Enhanced UCITS ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	41.71%
iShares MSCI USA ESG Enhanced UCITS ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.97%
JPMorgan Asian Total Return Bond
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.83%
JPMorgan Investment Funds - Japan Sustainable Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	76.08%
KKP Active Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	30.86%
Krungsri Greater China Equity Hedged Dividend Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.62%
Lasalle Property Securities SICAV-FIS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Asia Property TS Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate Asia Holding Company Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.00%
Manulife Asia Pacific Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	67.93%
Manulife AUD Income Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	23.32%
Manulife China Offshore Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	64.51%
Manulife Global Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.20%
Manulife Taiwan Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	27.81%
MEAG FlexConcept
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	72.88%
Nomura Global Shariah Sustainable Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.76%
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.83%
North Sathorn Holdings Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA Life Assurance Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.79%
PCA Reinsurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PineBridge US Dual Core Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.13%
Principal Global Silver Age Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.89%
Principal Islamic Malaysia Government Sukuk Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	60.71%
Principal Malaysia Titans Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	52.56%
Pru Life Insurance Corporation of U.K.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudence Foundation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential (Cambodia) Life Assurance Plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential (US Holdco 1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Company Singapore (Pte) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Malaysia Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Prudential Assurance Uganda Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential BeGeneral Insurance Cote d'Ivoire S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential Belife Insurance Cote d'Ivoire S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential Beneficial General Insurance Cameroon S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.71%
Prudential Beneficial Life Insurance Cameroon S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential Beneficial Life Insurance Togo S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.99%
Prudential BSN Takaful Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%	49.00%	70.00%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Corporation Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Enterprise Management (Beijing) Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Financial Advisers Singapore Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Financial Partners (Asia) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Financial Partners HK Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Funding (Asia) PLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential General Insurance Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Secretarial Services HK Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Secretarial Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential International Treasury Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Investment Management Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Lao) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Thailand) Public Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.93%
Prudential Life Assurance Kenya Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Insurance Ghana Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Vault Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Mauritius Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Myanmar Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Pensions Management Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
Prudential Services Asia Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Philippines Corporation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Singapore Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Singapore Holdings Pte. Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Technology and Services India Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Vietnam Assurance Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Wealth Holdings Company Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Wealth Management Singapore Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Zenith Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PT Prudential Sharia Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.62%
PT. Eastspring Investments Indonesia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.95%
PT. Prudential Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.62%
Pulse Ecosystems Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Pulse Wealth Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	96.74%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	70.66%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.69%
Rhodium Investment Funds - Singapore Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.98%
Rhodium Passive Long Dated Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.92%
Robeco QI European Active Index Equities
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	83.95%
Schroder Asian Investment Grade Credit
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.14%
Schroder Emerging Markets Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	54.07%
Schroder Multi-Asset Revolution
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.05%
Scotts Spazio Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.00%
Shanghai CPE Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.95%
Shenzhen Prudential Technology Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Sri Han Suria Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Staple Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Templeton Asian Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.06%
Tisco US Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.24%
Tisoc Europe Equity FUND
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.77%
United Global Innovation Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.13%
United Global Quality Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	42.24%
United Global Quality Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.11%
UOB Smart Global Healthcare Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	40.27%
UOB Smart Japan Small and Mid Cap Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	43.89%
UOB Smart Millennium Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.76%
Vanguard Long-Term Corporate Bond Index Fund ETF Shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.26%
VCC - ESI Global Real Estate Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%